BORROWINGS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Current borrowings and current portion of non-current borrowings	$ 793	$ 415
Non-current portion of non-current borrowings	$ 8,030	$ 12,498
Percentage of interest rate derivatives	9.00%